Earnings Per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computations For Basic And Diluted Earnings Per Share

The computations for basic and diluted earnings per share for the years ended December 31, 2016, 2015 and 2014 are as follows:

(shares in thousands)
	2016	2015	2014
Income (loss) from continuing operations	$(8,177)	$(6,189)	$20,718
Loss on discontinued operations, net of income taxes, attributable to Great Lakes Dredge & Dock Corporation	—	—	(10,423)
Net income (loss) attributable to common stockholders of Great Lakes Dredge & Dock Corporation	$(8,177)	$(6,189)	$10,295

Weighted-average common shares outstanding — basic	60,744	60,410	59,938
Effect of stock options and restricted stock units	—	—	584

Weighted-average common shares outstanding — diluted	60,744	60,410	60,522

Earnings (loss) per share from continuing operations — basic	$(0.13)	$(0.10)	$0.35
Earnings (loss) per share from continuing operations — diluted	$(0.13)	$(0.10)	$0.34